SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenue	$ 18,083	$ 23,050	$ 36,027	$ 45,957
Net income attributable to shareholders	272	43	345	145
Total assets	506,068		506,068		$ 490,424
Total liabilities	344,423		344,423		325,041
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	289	876	1,146	1,735
Net income attributable to shareholders	272	43	345	145
Total assets	78,164		78,164		85,449
Total liabilities	31,568		31,568		39,472
Non-controlling interest - preferred equity	0		0		0
BFI
Disclosure of subsidiaries [line items]
Revenue	125	506	233	600
Net income attributable to shareholders	(4)	403	(20)	402
Total assets	14,724		14,724		11,640
Total liabilities	13,038		13,038		10,457
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	(31)	18	(21)	44
Net income attributable to shareholders	(40)	8	(40)	24
Total assets	739		739		699
Total liabilities	733		733		693
Non-controlling interest - preferred equity	0		0		0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	2		2		2
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	0	4	4	8
Net income attributable to shareholders	0	3	4	7
Total assets	169		169		169
Total liabilities	1		1		1
Non-controlling interest - preferred equity	230		230		230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	11	11	22	22
Net income attributable to shareholders	0	0	0	0
Total assets	552		552		552
Total liabilities	550		550		550
Non-controlling interest - preferred equity	0		0		0
BIC
Disclosure of subsidiaries [line items]
Revenue	41	48	84	97
Net income attributable to shareholders	(41)	23	(27)	56
Total assets	4,116		4,116		3,907
Total liabilities	3,530		3,530		3,423
Non-controlling interest - preferred equity	0		0		0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	21,078	26,365	40,665	50,706
Net income attributable to shareholders	2,538	3,379	4,527	4,971
Total assets	643,208		643,208		557,003
Total liabilities	331,723		331,723		312,176
Non-controlling interest - preferred equity	0		0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(3,430)	(4,778)	(6,106)	(7,255)
Net income attributable to shareholders	(2,453)	$ (3,816)	(4,444)	$ (5,460)
Total assets	(235,604)		(235,604)		(168,995)
Total liabilities	(36,722)		(36,722)		(41,733)
Non-controlling interest - preferred equity	$ 0		$ 0		$ 0